Note 20 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Consumable stores	$ 21,516	$ 16,543
Gold in progress	243	1,166
Provision for obsolete stock	(947)	(911)
Inventories	$ 20,812	$ 16,798